Share-based Payments	12 Months Ended
Mar. 31, 2021
Disclosure Share Based Payment Arrangement [Abstract]
Share-based payments
18.	Share-based payments:

Under the Corporation’s share-based payments, a total stock-based compensation of $13,069,174 was recognized in the consolidated statement of loss and comprehensive income (loss) for the year ended March 31, 2021 ($16,594,588

At March 31, 2021, the Corporation had the following share-based payment arrangements:

(a)	Corporation stock option plan:
(i)	Stock option plan:

The Corporation has established a stock option plan for directors, employees and consultants. Awards under the plan grants a participant the right to purchase a certain number of Common Shares, subject to certain conditions described below, at an exercise price equal to at least 100% of the Market Price (as defined below) of the Common Shares on the grant date. The “Market Price” of Common Shares as of a particular date shall generally mean the volume weighted average trading price of the Common Shares (“VWAP”), calculated by dividing the total value by the total volume of Common Shares traded for a relevant period on the TSX (and if listed on more than one stock exchange, then the highest of such closing prices) during the last ten (10) Business Days prior to the Grant Date (“10-day VWAP”).

The terms and conditions for exercising options and purchasing the underlying Common Shares are set by the Board of Directors, and subject to, among others, the following limitations: the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months with gradual and equal acquisition vesting on no less than a quarterly basis; the Corporation can issue a number of Common Shares not exceeding 25% of the number of Common Shares issued and outstanding at the time of any grant pursuant to the stock option plan; the total number of Common Shares issuable to a single holder pursuant to the stock option plan cannot exceed 20% of the Corporation’s total issued and outstanding Common Shares at the time of the grant, with the maximum of 2% for any one consultant.

The number and weighted average exercise prices of stock options are as follows:

		2021		2020
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1st, 2020 and 2019	$2.50	8,042,427	$2.02	9,651,085
Granted	2.15	2,024,341	5.35	1,597,939
Exercised (note 15 (b))	1.96	(4,976,793)	1.90	(2,067,418)
Forfeited (i)	4.81	(847,762)	3.53	(1,139,179)
Options outstanding at March 31, 2021 and 2020	$2.49	4,242,213	$2.50	8,042,427

Options exercisable at March 31, 2021 and 2020	$2.54	2,153,378	$2.20	3,666,651

(i)

On July 8, 2019, Neptune announced the appointment of its new Chief Executive Officer (CEO) and Member of the Board of Directors following the resignation of the previous CEO. According to the immediately preceding CEO’s amended employment agreement, the immediately preceding CEO was entitled to his unvested options that vested on a pro-rata basis as of his termination employment date.

As a result of applying the clauses of this agreement, 638,493 of his outstanding unvested options vested with an accelerated vesting date and 510,794 of his unvested options were forfeited at the separation date resulting in a stock-based compensation expense of $32,854 during the year ended March 31, 2020.

The Vice-President & Chief Financial Officer (CFO) of the Corporation left the Corporation with an effective date of November 11, 2019. According to his separation agreement, the former Vice-President and CFO was entitled to his unvested options with an accelerated vesting date resulting in an expense of $264,274 during the year ended March 31, 2020.

				2021

	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$1.24 - $1.91	2.02	338,272	188,272	1.26
$1.92 - $2.05	5.87	2,945,261	1,480,140	1.98
$2.06 - $2.36	1.70	75,000	75,000	2.13
$2.37 - $5.19	3.65	549,680	190,733	4.27
$5.20 - $6.65	5.60	334,000	219,233	6.00
		4,242,213	2,153,378

The fair value of options granted has been estimated according to the Black-Scholes option pricing model and based on the weighted average of the following assumptions for options granted to employees during the years ended March 31, 2021 and 2020:

	2021	2020

Exercise price	$2.15	$5.35
Dividend	‒	‒
Risk-free interest	0.46%	1.47%
Estimated life (years)	3.74	4.17
Expected volatility	98.65%	65.63%

The weighted average fair value of the options granted to employees during the year ended March 31, 2021 is $2.04 (2020 - $2.37). There were no options granted to non-employees during the year ended March 31, 2021 (100,000 for 2020).

Stock-based compensation recognized under this plan amounted to $1,802,716 for the year ended March 31, 2021 (2020 - $4,075,689).

(ii)	Non-market performance options:

On July 8, 2019, the Corporation granted 3,500,000 non-market performance options under the Corporation stock option plan at an exercise price of US$4.43 per share to the new CEO, expiring on July 8, 2029. These options vest after the attainment of non-market performance conditions within the following ten years. These non-market performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revaluated up to the date of approbation (grant date). None of these non-market performance options have vested as at March 31, 2021.

The number and weighted average exercise prices of performance options are as follows:

	2021		2020
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1st, 2020 and 2019	$5.90	3,500,000	$—	—
Granted	—	—	5.90	3,500,000
Options outstanding at March 31, 2021 and 2020	$5.90	3,500,000	$5.90	3,500,000

The fair value of the CEO non-market performance options granted was estimated according to the Black-Scholes option pricing model at the grant date using the following assumptions:

Year ended March 31, 2020

Exercise price	$5.90
Dividend	‒
Risk-free interest	1.59%
Estimated life (years)	10
Expected volatility	69.00%

The expected volatility was based on the historical volatility of the Corporation’s stock.

The weighted average fair value of the non-market performance options granted to the CEO during the year ended March 31, 2020 was $4.86.

The fair value at grant date is $17,011,365 and the period over which the expense is being recognized was initially up to 9.7 years. During the year ended March 31, 2020, management revised the estimated probability of achievement of the non-market performance conditions. The last tranche was not expected to vest, and the recognition of the expense related to the two first tranches was estimated to be over a longer number of years, ranging from 7.7 to 9.7 years from grant date. As at March 31, 2020, the change in the estimated probability of achievement of the non-market performance conditions resulted in a reversal of expense related to the last tranche not expected to vest, and the recognition of the expense related to the two first tranches over a longer number of years, ranging from 7.7 to 9.7 years. This change in the estimated probability of achievement of the non-market performance conditions resulted in a revised amount to be expensed of $9,720,798, of which an expense of $747,128 had already been recorded, thus the remaining unrecognized amount to be recognized over the remaining period was $8,973,670.

During the year ended March 31, 2021, management revised the estimated probability of achievement of the non-market performance conditions and determined that the second tranche is not expected to vest, and the recognition of the expense related to the first tranche is now estimated to be over 9.7 years from grant date. As at March 31, 2021, the change in the estimated probability of achievement of the non-market performance conditions resulted in a reversal of expense of $1,088,121 related to the second tranche not expected to vest. The remaining unrecognized amount to be recognized over the remaining period is $2,996,374.

Stock-based compensation recognized under this plan amounted to $117,184 for the year ended March 31, 2021 (2020 – expense of $747,124).

(iii)	Market performance options:

On July 8, 2019, the Corporation granted 5,500,000 market performance options under the Corporation stock option plan at an exercise price of US$4.43 per share to the new CEO, expiring on July 8, 2029. These options vest after the attainment of market performance conditions within the following ten years. Some of these market performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revaluated up to the date of approbation (grant date). As at March 31, 2021 and 2020, 775,000 of these market performance options had vested, and 25,000 options were exercised as at March 31, 2021.

The number and weighted average exercise prices of market performance options are as follows:

	2021		2020
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1st, 2020 and 2019	$5.86	5,525,000	$1.55	25,000
Granted	—	—	5.88	5,500,000
Exercised (note 15 (b))	1.55	(25,000)	—	—
Forfeited	—	—	—	—
Options outstanding at March 31, 2021 and 2020	$5.88	5,500,000	$5.86	5,525,000

Options exercisable at March 31, 2021 and 2020	$5.80	750,000	$5.66	775,000

2021
	Options outstanding		Exercisable options
Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$5.88	8.28	5,500,000	750,000	5.80
	8.28	5,500,000	750,000	$5.80

The fair value of market performance options granted has been estimated according to a risk-neutral Monte Carlo simulation pricing model based on the grant date following assumptions for options granted to the CEO:

2020

Exercise price	$5.88
Dividend	‒
Risk-free interest	1.69%
Estimated life (years)	10
Expected volatility	68.13%

The expected volatility was based on the historical volatility of the Corporation’s stock.

The weighted average fair value of the market performance options granted to the CEO during the year ended March 31, 2020 was $4.29.

The fair value at grant date was $23,614,977 and the period over which the expense is being recognized is 9.78 years and will be recognized regardless of whether the market conditions are achieved.

Stock-based compensation recognized under this plan amounted to $3,090,327 for the year ended March 31, 2021 (2020 - $2,260,597). Unrecognized compensation cost at March 31, 2021 is $18,264,053 (2020 - $21,354,380).

(b)	Deferred Share Units, Restricted Share Units and Restricted Shares:

The Corporation has established an equity incentive plan for employees, directors and consultants of the Corporation. The plan provides for the issuance of restricted share units, performance share units, restricted shares, deferred share units and other share-based awards, subject to restricted conditions as may be determined by the Board of Directors. Upon fulfillment of the restricted conditions, as the case may be, the plan provides for settlement of the awards outstanding through shares.

(i)	Deferred Share Units (‘’DSUs’’)

 The number and weighted average share prices of DSUs are as follows:

	2021		2020
	Weighted		Weighted
	average		average
	share	Number of	share	Number of
	price	DSUs	price	DSUs

DSUs outstanding at April 1st, 2020 and 2019	$2.60	48,313	$1.56	448,387
Granted	2.38	41,960	5.60	8,924
Forfeited	—	—	1.75	(75,719)
Released through the issuance of common shares (note 15 (c))	2.60	(48,313)	1.48	(333,279)
DSUs outstanding at March 31, 2021 and 2020	$2.38	41,960	$2.60	48,313

DSUs exercisable at March 31, 2021 and 2020	$2.21	28,290	$2.47	45,730

Of the 41,960 DSUs outstanding as at March 31, 2021 (2020 – 48,313), 28,290 DSUs vested upon services to be rendered during a period of twelve months from date of grant (2020 – 11,058), no DSUs vested upon achievement of performance conditions (2020 – 6,596), no DSUs vested after the completion of service to be rendered (2020 – 2,583) and — vested DSUs were granted for past services (2020 – 28,076). The fair value of the DSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through contributed surplus, over the vesting period.

The weighted average fair value of the DSUs granted during the year ended March 31, 2021 was $2.38 (2020 - $5.60).

Stock-based compensation recognized under this plan amounted to $83,843 for the year ended March 31, 2021 (2020 – ($14,445)).

(ii)	Restricted Share Units (‘’RSUs’’)

During the year ended March 31, 2020, as part of the employment agreement of the new CEO, the Corporation granted RSUs which vest over three years in 36 equal instalments. During the year ended March 31, 2021, Neptune granted additional RSUs to the CEO and to executives of the Corporation, which vest on periods ranging from 6 months to 3 years. The fair value of the RSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through contributed surplus, over the vesting period. The fair value of the RSUs granted during the year ended March 31, 2021 was $2.21 per unit (2020 - $5.80).

	2021		2020
	Weighted		Weighted
	average		average
	share	Number of	share	Number of
	price	RSUs	price	RSUs

RSUs outstanding at April 1st, 2020 and 2019	$5.80	2,099,998	$—	—
Granted	2.21	2,187,969	5.80	2,800,000
Released through the issuance of common shares (note 15 (d))	5.80	(574,464)	5.80	(437,849)
Withheld as payment of withholding taxes (note 15 (d))	5.80	(358,872)	5.80	(262,153)
RSUs outstanding at March 31, 2021 and 2020	$3.46	3,354,631	$5.80	2,099,998

Stock-based compensation recognized under this plan amounted to $7,843,861 for the year ended March 31, 2021 (2020 - $9,525,623). Unrecognized compensation cost at March 31, 2021 is $6,718,656 (2020 - $6,718,656).

(iii)	Restricted Shares

During the year ended March 31, 2021, the Corporation granted restricted shares to employees for past services. The fair value of the restricted shares is determined to be the higher of the 10-day VWAP on TSX and Nasdaq prior to the date of grant and is recognized as stock-based compensation, through contributed surplus on date of release.

The number and weighted average share prices of restricted shares are as follows:

		2021
	Weighted
	average	Number of
	share	restricted
	price (in USD)	shares

Restricted shares outstanding at April 1st, 2020	$—	—
Granted	4.19	35,111
Forfeited	4.19	(5,378)
Released through the issuance of common shares (note 15 (e))	4.19	(29,733)
Restricted shares outstanding at March 31, 2021	$—	—

Stock-based compensation recognized under this plan amounted to $131,243 for the year ended March 31, 2021.